Supplement dated September 15, 2004

to the Administration, Cash Management, Cash Reserve, Dollar and

Institutional Shares Prospectuses (the “Prospectuses”) and Statement of Additional

Information (“SAI”) dated January 30, 2004

of the BlackRock Liquidity Funds

Under the “More Information on Strategies, Investments and Risk – Investments” section in the Prospectuses, the first sentence under “Bank Obligations” is replaced with the following:

Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion.

Under the “More Information on Strategies, Investments and Risk – Investments” section in the Prospectuses, the disclosure included in the “Funding Agreements” paragraph shall apply to TempFund as well as TempCash.

Under the “More Information on Strategies, Investments and Risk – Risk Factors” section in the Prospectuses, the disclosure included in the “Foreign Obligations” paragraph shall apply to TempFund as well as the other Funds currently referred to in that paragraph.

Under the “Investment, Strategies, Risks and Policies” section of the SAI, the disclosure in the “Funding Agreements” paragraph shall apply to TempFund as well as TempCash.

Supplement dated September 15, 2004

to the Plus Shares Prospectus (the “Prospectus”) and Statement of Additional

Information (“SAI”) dated January 30, 2004

of the BlackRock Liquidity Funds

Under the “More Information on Strategies, Investments and Risk – Investments” section in the Prospectus, the first sentence under the “Bank Obligations” paragraph is replaced with the following:

The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion.

Under the “More Information on Strategies, Investments and Risk – Investments” section in the Prospectus, the following disclosure is added:

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding illiquid securities.

Under the “More Information on Strategies, Investments and Risk – Risk Factors” section in the Prospectus, the disclosure included in the “Foreign Obligations” paragraph shall apply to TempFund as well as MuniFund.

Under the “Investment, Strategies, Risks and Policies” section of the SAI, the disclosure in the “Funding Agreements” paragraph shall apply to TempFund as well as TempCash.

Supplement dated September 15, 2004

to the Bear Stearns and Bear Stearns Private Client Shares Prospectuses (the

“Prospectuses”) and Statements of Additional Information (“SAIs”)

dated January 30, 2004 and March 10, 2004

Under the “More Information on Strategies, Investments and Risk — Investments” section in the Prospectuses, the first sentence under “Bank Obligations” is replaced with the following:

The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion.

Under the “More Information on Strategies, Investments and Risk – Investments” section in the Prospectuses, the following disclosure is added:

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding illiquid securities.

Under the “More Information on Strategies, Investments and Risk – Risk Factors” section in the Prospectuses, the disclosure included in the “Foreign Obligations” paragraph shall apply to TempFund as well as the other Funds currently referred to in that paragraph.

Under the “Investment, Strategies, Risks and Policies” section of the SAIs, the disclosure in the “Funding Agreements” paragraph shall also apply to TempFund as well as TempCash.